6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Details 1
Estimated fair value of debt after modification	$ 1,494,749
Less: Carrying Value of pre-modification debt	(1,334,836)
Loss on debt extinguishment	$ 159,913